Expenses by nature - Summary of Expense By Nature (Parenthetical) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Expense By Nature [Abstract]
Research and development expense	¥ 2,280	¥ 2,525	¥ 2,580
Employee benefits expenses for research and development	¥ 2,084	¥ 2,303	¥ 2,297